Pioneer Variable Contracts Trust
Pioneer Strategic Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2023

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 105.1%
	Senior Secured Floating Rate Loan Interests — 1.2% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
19,800	LSF11 A5 HoldCo LLC, Term Loan, 8.422% (Term SOFR + 350 bps), 10/15/28	$ 19,221
	Total Chemicals-Diversified	$19,221
	Electronic Composition — 0.0%†
12,132	Energy Acquisition LP, First Lien Initial Term Loan, 9.09% (LIBOR + 425 bps), 6/26/25	$ 11,131
	Total Electronic Composition	$11,131
	Finance-Special Purpose Banks — 0.1%
36,674	Bank of Industry, Ltd., Facility, 11.138% (Term SOFR + 600 bps), 12/11/23	$ 36,680
	Total Finance-Special Purpose Banks	$36,680
	Medical-Wholesale Drug Distribution — 0.1%
34,067	Owens & Minor, Inc., Term B-1 Loan, 8.715% (Term SOFR + 375 bps), 3/29/29	$ 33,939
	Total Medical-Wholesale Drug Distribution	$33,939
	Metal Processors & Fabrication — 0.1%
39,400	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.701% (Term SOFR + 400 bps), 10/12/28	$ 37,233
	Total Metal Processors & Fabrication	$37,233
	Oil-Field Services — 0.4%
112,391	ProFrac Holdings II LLC, Term Loan, 12.099% (Term SOFR + 725 bps), 3/4/25	$ 111,548
	Total Oil-Field Services	$111,548
	Recreational Centers — 0.1%
15,560	Fitness International LLC, Term B Loan, 8.076% (Term SOFR + 325 bps), 4/18/25	$ 14,909
	Total Recreational Centers	$14,909
	Rental Auto & Equipment — 0.0%†
14,813	PECF USS Intermediate Holding III Corp., Initial Term Loan, 9.09% (LIBOR + 425 bps), 12/15/28	$ 12,535
	Total Rental Auto & Equipment	$12,535
	Retail — 0.0%†
9,673	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 9.314% (LIBOR + 450 bps), 9/12/24	$ 9,637
	Total Retail	$9,637
	Retail-Restaurants — 0.2%
68,892	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 6.59% (LIBOR + 175 bps), 11/19/26	$ 68,255
	Total Retail-Restaurants	$68,255
	Schools — 0.1%
34,917	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 8.909% (LIBOR + 375 bps), 2/21/25	$ 34,379
	Total Schools	$34,379
	Total Senior Secured Floating Rate Loan Interests (Cost $393,522)	$389,467

Shares
	Common Stocks — 0.0%† of Net Assets
	Household Durables — 0.0%†
15,463(b)	Desarrolladora Homex SAB de CV	$ 17
	Total Household Durables	$17

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Paper & Forest Products — 0.0%†
1,032	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.0%†
1,529(b)	Grupo Aeromexico SAB de CV	$ 16,970
	Total Passenger Airlines	$16,970
	Total Common Stocks (Cost $30,517)	$16,987

Principal Amount USD ($)
	Asset Backed Securities — 3.2% of Net Assets
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 6.884% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	$ 91,659
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.084% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	87,174
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	103,390
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	68,410
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	95,253
17,352(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	15,861
37,030	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	11,174
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	101,836
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	68,440
150,000(c)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	145,669
100,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	95,095
171,400	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	159,766
	Total Asset Backed Securities (Cost $1,133,665)	$1,043,727

	Collateralized Mortgage Obligations—12.3% of Net Assets
100,000(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 66,968
100,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	67,537
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	79,175
95,359(d)	CIM Trust, Series 2021-J2, Class B3, 2.673%, 4/25/51 (144A)	65,278
96,212(d)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.989%, 5/25/51 (144A)	75,412
30,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.495% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	29,918
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.495% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	50,227
170,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.06% (SOFR30A + 450 bps), 1/25/42 (144A)	161,579
150,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 9.345% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	151,649
86,067(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.346% (1 Month USD LIBOR + 603 bps), 7/15/42	8,734
46,476(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.866% (1 Month USD LIBOR + 655 bps), 8/15/42	5,892
44,035(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	8,107
58,364(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	11,177
971	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	956
25,575(a)(e)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.705% (1 Month USD LIBOR + 655 bps), 8/25/41	1,939

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
17,756(a)(e)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.355% (1 Month USD LIBOR + 620 bps), 6/25/48	$ 1,787
21,054(a)(e)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.205% (1 Month USD LIBOR + 605 bps), 7/25/49	1,377
19,201(a)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.205% (1 Month USD LIBOR + 605 bps), 8/25/49	2,282
19,027(a)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.205% (1 Month USD LIBOR + 605 bps), 8/25/49	2,225
96,246(d)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.934%, 8/25/51 (144A)	63,782
61,640(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 9.945% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	65,344
65,906(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 10.845% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	71,173
40,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B2, 14.845% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	45,506
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 7.56% (SOFR30A + 300 bps), 12/25/50 (144A)	47,617
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.21% (SOFR30A + 565 bps), 12/25/50 (144A)	45,006
9,970(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 7.945% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	10,216
30,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.845% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	33,375
100,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B1, 7.21% (SOFR30A + 265 bps), 1/25/51 (144A)	91,273
40,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.31% (SOFR30A + 475 bps), 1/25/51 (144A)	33,100
40,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.56% (SOFR30A + 500 bps), 8/25/33 (144A)	31,948
180,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.31% (SOFR30A + 375 bps), 12/25/41 (144A)	161,424
145,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 9.31% (SOFR30A + 475 bps), 2/25/42 (144A)	137,817
25,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M2, 9.81% (SOFR30A + 525 bps), 3/25/42 (144A)	24,637
150,000(a)	Freddie Mac STACR Trust, Series 2018-HQA2, Class B1, 9.095% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	156,435
60,000(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class B1, 8.895% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	58,801
70,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 8.56% (SOFR30A + 400 bps), 11/25/50 (144A)	69,759
80,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 11.96% (SOFR30A + 740 bps), 11/25/50 (144A)	74,856
11,893	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	11,875
743	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	735
96,454(e)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	11,856
156,411(a)(e)	Government National Mortgage Association, Series 2019-117, Class SB, 0.000% (1 Month USD LIBOR + 342 bps), 9/20/49	2,734
231,052(e)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	37,219
230,408(e)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	28,786
112,594(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	19,239
129,287(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month USD LIBOR + 335 bps), 1/20/50	3,194

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	$ 70,257
96,906(d)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.834%, 5/28/52 (144A)	65,333
95,064(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.226%, 7/25/51 (144A)	75,745
95,735(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	62,850
143,879(d)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.848%, 12/25/51 (144A)	94,668
95,618(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.983%, 10/25/51 (144A)	65,867
97,812(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.115%, 8/25/52 (144A)	70,856
100,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	70,177
97,545(d)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.297%, 3/25/52 (144A)	67,004
100,000(d)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.524%, 7/25/52 (144A)	59,953
65,317(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.36% (SOFR30A + 180 bps), 3/25/51 (144A)	57,112
100,000(d)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	66,658
98,079(d)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.532%, 4/25/52 (144A)	70,176
100,000(d)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	77,467
94,744(d)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.724%, 5/25/51 (144A)	70,244
95,576(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.638%, 10/25/51 (144A)	65,715
96,827(d)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.707%, 12/25/51 (144A)	69,167
95,315(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.709%, 7/25/51 (144A)	70,514
99,072(d)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.19%, 5/25/52 (144A)	67,927
100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	66,177
100,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.80%, 10/25/56 (144A)	78,794
100,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.847%, 7/25/57 (144A)	81,913
92,684(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	75,061
101,076(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 8.745% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	101,612
93,723(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.917%, 9/25/50 (144A)	73,023
100,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	66,720
98,269(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.439%, 3/25/52 (144A)	67,253
	Total Collateralized Mortgage Obligations (Cost $5,059,425)	$4,058,169

	Commercial Mortgage-Backed Securities—5.9% of Net Assets
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.409% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 90,125
100,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.29%, 9/15/48 (144A)	79,998
50,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.929% (1 Month USD LIBOR + 224 bps), 10/15/36 (144A)	44,986
99,251(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 7.034% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	85,270
150,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	139,893
65,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 7.662% (1 Month Term SOFR + 284 bps), 11/15/38 (144A)	58,558
35,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	30,512
100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.256%, 4/15/50	75,078
25,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.558%, 11/15/48	20,545
100,000(d)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963%, 12/10/36 (144A)	93,726
75,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.56% (SOFR30A + 400 bps), 11/25/51 (144A)	64,648
49,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.794%, 12/25/26 (144A)	45,251

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
50,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.076%, 7/25/27 (144A)	$ 46,420
75,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.817%, 12/25/27 (144A)	67,958
25,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.084%, 10/25/31 (144A)	20,937
57,972(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	53,270
50,000(d)	FREMF Trust, Series 2018-KW04, Class B, 3.657%, 9/25/28 (144A)	42,555
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.184% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	94,400
100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	58,439
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	45,420
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	83,677
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	10,580
100,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	88,430
94,246(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.095% (1 Month USD LIBOR + 325 bps), 10/25/49 (144A)	86,425
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	24,000
100,000(d)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.584%, 3/11/31 (144A)	88,732
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.795% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	46,411
25,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 8.818% (SOFR30A + 425 bps), 1/25/37 (144A)	23,930
100,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.407%, 2/25/52 (144A)	72,776
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	72,228
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	66,267
1,000,000(d)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.376%, 3/15/51	16,790
	Total Commercial Mortgage-Backed Securities (Cost $2,295,343)	$1,938,235

	Convertible Corporate Bonds — 0.7% of Net Assets
	Airlines — 0.1%
51,000	Spirit Airlines, Inc., 1.00%, 5/15/26	$ 41,080
	Total Airlines	$41,080
	Biotechnology — 0.1%
35,000	Insmed, Inc., 1.75%, 1/15/25	$ 31,605
	Total Biotechnology	$31,605
	Entertainment — 0.3%
122,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 84,424
15,000	IMAX Corp., 0.50%, 4/1/26	14,037
	Total Entertainment	$98,461
	Pharmaceuticals — 0.0%†
75,000(g)	Tricida, Inc., 3.50%, 5/15/27	$ 7,125
	Total Pharmaceuticals	$7,125
	Software — 0.2%
22,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 18,568
47,000	Verint Systems, Inc., 0.25%, 4/15/26	41,566
	Total Software	$60,134
	Total Convertible Corporate Bonds (Cost $350,149)	$238,405

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Corporate Bonds — 27.1% of Net Assets
	Aerospace & Defense — 1.3%
237,000	Boeing Co., 3.75%, 2/1/50	$ 179,367
165,000	Boeing Co., 5.805%, 5/1/50	166,100
15,000	Bombardier, Inc., 7.50%, 2/1/29 (144A)	15,323
30,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	32,738
20,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	20,021
	Total Aerospace & Defense	$413,549
	Airlines — 1.0%
122,030(h)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 95,244
14,325	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	12,570
200,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	175,829
18,252	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	16,729
15,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	15,097
10,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	9,045
	Total Airlines	$324,514
	Auto Manufacturers — 1.7%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 131,164
42,000	Ford Motor Co., 5.291%, 12/8/46	34,440
40,000	Ford Motor Co., 6.10%, 8/19/32	38,762
200,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	179,250
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	170,112
	Total Auto Manufacturers	$553,728
	Auto Parts & Equipment — 0.1%
30,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 30,837
	Total Auto Parts & Equipment	$30,837
	Banks — 9.2%
200,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 153,341
200,000(d)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	155,701
200,000(d)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	221,062
250,000(d)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	187,295
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	180,122
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	55,777
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	19,230
25,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	23,094
200,000(d)	HSBC Holdings Plc, 5.402% (SOFR + 287 bps), 8/11/33	197,681
220,000(d)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	145,413
200,000(d)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	145,484
200,000(d)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	191,467
100,000(d)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	80,994
100,000(d)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	94,270
20,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	19,888
235,000(d)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	182,461
200,000(d)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	133,450
205,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	165,716
EUR35,125(c)(i)	Stichting AK Rabobank Certificaten, 6.50%	36,665
90,000	Toronto-Dominion Bank, 4.456%, 6/8/32	87,646
200,000(d)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	190,800

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
200,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	$ 164,753
200,000(d)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	184,520
	Total Banks	$3,016,830
	Biotechnology — 0.1%
27,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 24,420
	Total Biotechnology	$24,420
	Building Materials — 0.1%
50,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	$ 38,177
	Total Building Materials	$38,177
	Chemicals — 0.3%
75,000	Celanese US Holdings LLC, 6.379%, 7/15/32	$ 76,027
50,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	30,730
	Total Chemicals	$106,757
	Commercial Services — 0.8%
45,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 43,245
55,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	41,731
35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	31,418
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	31,005
24,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	22,770
104,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	97,240
	Total Commercial Services	$267,409
	Computers — 0.1%
25,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 21,974
10,000	NCR Corp., 5.25%, 10/1/30 (144A)	8,164
	Total Computers	$30,138
	Diversified Financial Services — 2.7%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 124,264
150,000	Air Lease Corp., 2.875%, 1/15/32	123,903
70,000	Air Lease Corp., 3.125%, 12/1/30	59,387
87,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	76,932
60,000(d)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	57,979
161,346(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	145,589
55,000	OneMain Finance Corp., 3.50%, 1/15/27	46,159
130,000	OneMain Finance Corp., 4.00%, 9/15/30	97,500
84,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	70,140
75,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	66,843
15,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	14,504
	Total Diversified Financial Services	$883,200
	Electric — 0.8%
75,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 60,000
20,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	16,036
90,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	72,000
132,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	119,684
	Total Electric	$267,720

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Electrical Components & Equipments — 0.3%
EUR100,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 86,760
	Total Electrical Components & Equipments	$86,760
	Energy-Alternate Sources — 0.1%
36,409	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 35,053
	Total Energy-Alternate Sources	$35,053
	Engineering & Construction — 0.2%
57,006	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 49,034
	Total Engineering & Construction	$49,034
	Entertainment — 0.5%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 154,403
25,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	22,092
	Total Entertainment	$176,495
	Food — 0.6%
55,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28 (144A)	$ 55,137
13,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	10,182
105,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	100,275
45,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	42,714
	Total Food	$208,308
	Gas — 0.4%
120,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 123,716
	Total Gas	$123,716
	Hand & Machine Tools — 0.2%
50,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 50,345
	Total Hand & Machine Tools	$50,345
	Healthcare-Services — 0.0%†
31,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	$ 8,112
	Total Healthcare-Services	$8,112
	Insurance — 0.5%
120,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 93,976
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	80,842
	Total Insurance	$174,818
	Iron & Steel — 0.2%
30,000	Commercial Metals Co., 4.375%, 3/15/32	$ 25,807
5,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	5,142
40,000	TMS International Corp., 6.25%, 4/15/29 (144A)	30,836
	Total Iron & Steel	$61,785
	Leisure Time — 0.1%
10,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	$ 8,102
15,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	15,094
5,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	4,292
	Total Leisure Time	$27,488

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — 0.1%
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 26,646
	Total Lodging	$26,646
	Media — 0.4%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 8,050
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	108,299
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	14,766
19,000(g)	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	238
	Total Media	$131,353
	Metal Fabricate/Hardware — 0.1%
57,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 44,123
	Total Metal Fabricate/Hardware	$44,123
	Mining — 0.5%
115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 97,462
107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	82,658
	Total Mining	$180,120
	Oil & Gas — 0.7%
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	$ 31,841
22,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	21,820
30,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	30,600
45,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	40,981
130,000	YPF SA, 6.95%, 7/21/27 (144A)	96,570
	Total Oil & Gas	$221,812
	Oil & Gas Services — 0.1%
50,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 48,625
	Total Oil & Gas Services	$48,625
	Pharmaceuticals — 0.4%
31,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 23,062
EUR100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	91,505
9,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	8,145
	Total Pharmaceuticals	$122,712
	Pipelines — 1.2%
50,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	$ 50,000
35,000	Energy Transfer LP, 6.00%, 6/15/48	33,445
19,000	Energy Transfer LP, 6.10%, 2/15/42	18,580
15,000(d)(i)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	11,172
178,000(d)(i)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	149,698
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	6,907
135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	107,592
34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	27,750
	Total Pipelines	$405,144
	Real Estate — 0.2%
EUR100,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 78,789
	Total Real Estate	$78,789

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	REITs — 0.3%
21,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 17,039
65,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	56,387
30,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	18,300
20,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	19,400
	Total REITs	$111,126
	Retail — 0.1%
35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	$ 29,281
	Total Retail	$29,281
	Semiconductors — 0.4%
65,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 59,227
65,000	Micron Technology, Inc., 5.875%, 2/9/33	65,718
	Total Semiconductors	$124,945
	Software — 0.1%
60,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 48,652
	Total Software	$48,652
	Telecommunications — 0.9%
50,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	$ 36,559
22,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	11,258
165,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	87,971
41,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	24,651
24,750	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	23,636
EUR100,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	99,389
35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	28,664
	Total Telecommunications	$312,128
	Transportation — 0.3%
32,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 24,954
60,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	24,468
45,000	XPO Escrow Sub LLC, 7.50%, 11/15/27 (144A)	46,800
	Total Transportation	$96,222
	Total Corporate Bonds (Cost $10,489,169)	$8,940,871

Shares
	Convertible Preferred Stock — 1.0% of Net Assets
	Banks — 1.0%
293(i)	Wells Fargo & Co., 7.50%	$ 344,641
	Total Banks	$344,641
	Total Convertible Preferred Stock (Cost $363,027)	$344,641

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
20,578(b)(j)+	Lorenz Re 2019, 6/30/23	$ 224
	Total Reinsurance Sidecars	$224
	Total Insurance-Linked Securities (Cost $3,944)	$224

Principal Amount USD ($)
	Foreign Government Bonds — 2.9% of Net Assets
	Argentina — 0.8%
6,500	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 1,819
145,500(c)	Argentine Republic Government International Bond, 1.500%, 7/9/35	37,820
250,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	223,227
	Total Argentina	$262,866
	Indonesia — 0.4%
IDR1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 117,264
	Total Indonesia	$117,264
	Ivory Coast — 0.5%
EUR100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 82,411
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	88,875
	Total Ivory Coast	$171,286
	Mexico — 0.9%
MXN5,490,000	Mexican Bonos, 8.500%, 5/31/29	$ 299,747
	Total Mexico	$299,747
	Serbia — 0.2%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 65,294
	Total Serbia	$65,294
	Supranational — 0.1%
KZT11,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	$ 23,706
	Total Supranational	$23,706
	Total Foreign Government Bonds (Cost $1,143,657)	$940,163

	U.S. Government and Agency Obligations — 46.8% of Net Assets
92,053	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 75,528
92,718	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	76,073
92,779	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	76,123
282,036	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	243,460
87,442	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	75,440
9,392	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	9,030
1,334	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,225
25,905	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	24,786
92,205	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	86,192
56,972	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	53,305
4,983	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	4,857

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,956	Federal Home Loan Mortgage Corp., 4.500%, 3/1/53	$ 98,372
100	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	102
536	Federal Home Loan Mortgage Corp., 5.000%, 6/1/35	540
2,219	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	2,268
8,340	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	8,507
97,693	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	100,076
100,000	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	99,725
100,000	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	99,730
4,561	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	4,740
100,327	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	102,811
316,787	Federal National Mortgage Association, 1.500%, 11/1/41	259,919
92,278	Federal National Mortgage Association, 1.500%, 1/1/42	75,712
92,489	Federal National Mortgage Association, 1.500%, 1/1/42	75,886
94,239	Federal National Mortgage Association, 1.500%, 2/1/42	77,321
122,787	Federal National Mortgage Association, 2.000%, 12/1/41	105,077
185,819	Federal National Mortgage Association, 2.000%, 4/1/42	159,037
100,460	Federal National Mortgage Association, 2.000%, 10/1/51	83,087
63,520	Federal National Mortgage Association, 2.000%, 11/1/51	53,104
100,000	Federal National Mortgage Association, 2.000%, 4/15/53 (TBA)	82,665
70,947	Federal National Mortgage Association, 2.500%, 9/1/50	62,247
77,545	Federal National Mortgage Association, 2.500%, 9/1/50	67,911
257,863	Federal National Mortgage Association, 2.500%, 5/1/51	226,079
87,397	Federal National Mortgage Association, 2.500%, 10/1/51	75,420
91,958	Federal National Mortgage Association, 2.500%, 11/1/51	80,514
91,494	Federal National Mortgage Association, 2.500%, 12/1/51	79,441
92,515	Federal National Mortgage Association, 2.500%, 1/1/52	80,287
91,134	Federal National Mortgage Association, 2.500%, 2/1/52	79,667
1,063,660	Federal National Mortgage Association, 2.500%, 4/1/52	917,294
200,000	Federal National Mortgage Association, 2.500%, 4/15/53 (TBA)	172,375
12,669	Federal National Mortgage Association, 3.000%, 10/1/30	12,136
807	Federal National Mortgage Association, 3.000%, 5/1/46	738
934	Federal National Mortgage Association, 3.000%, 10/1/46	854
457	Federal National Mortgage Association, 3.000%, 1/1/47	418
133,973	Federal National Mortgage Association, 3.000%, 1/1/52	121,478
179,655	Federal National Mortgage Association, 3.000%, 3/1/52	163,368
500,000	Federal National Mortgage Association, 3.000%, 4/1/53 (TBA)	448,630
93,481	Federal National Mortgage Association, 3.500%, 3/1/52	86,965
92,125	Federal National Mortgage Association, 3.500%, 4/1/52	85,611
36,404	Federal National Mortgage Association, 3.500%, 4/1/52	34,060
92,195	Federal National Mortgage Association, 3.500%, 5/1/52	86,183
28,494	Federal National Mortgage Association, 4.000%, 10/1/40	28,279
3,931	Federal National Mortgage Association, 4.000%, 12/1/40	3,899
17,984	Federal National Mortgage Association, 4.000%, 11/1/43	17,584
14,812	Federal National Mortgage Association, 4.000%, 11/1/50	14,238
11,797	Federal National Mortgage Association, 4.000%, 6/1/51	11,303
13,133	Federal National Mortgage Association, 4.000%, 7/1/51	12,593
30,237	Federal National Mortgage Association, 4.000%, 7/1/51	28,969
20,980	Federal National Mortgage Association, 4.500%, 11/1/40	21,045
12,123	Federal National Mortgage Association, 4.500%, 5/1/41	12,192

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
36,761	Federal National Mortgage Association, 4.500%, 9/1/43	$ 36,970
34,818	Federal National Mortgage Association, 4.500%, 1/1/44	35,016
27,951	Federal National Mortgage Association, 4.500%, 6/1/44	28,110
87,839	Federal National Mortgage Association, 4.500%, 7/1/44	88,229
10,289	Federal National Mortgage Association, 5.000%, 4/1/30	10,462
100,000	Federal National Mortgage Association, 5.000%, 4/1/38 (TBA)	100,674
10,168	Federal National Mortgage Association, 5.000%, 1/1/39	10,339
2,473	Federal National Mortgage Association, 5.000%, 6/1/40	2,525
177,044	Federal National Mortgage Association, 5.000%, 10/1/52	176,556
100,000	Federal National Mortgage Association, 5.000%, 4/1/53 (TBA)	99,734
99,963	Federal National Mortgage Association, 5.500%, 4/1/50	102,438
800,000	Federal National Mortgage Association, 5.500%, 4/1/53 (TBA)	808,078
66	Federal National Mortgage Association, 6.000%, 3/1/32	69
1,000,000	Federal National Mortgage Association, 6.000%, 4/15/53 (TBA)	1,020,664
200,000	Government National Mortgage Association, 2.500%, 4/20/53 (TBA)	176,000
200,000	Government National Mortgage Association, 3.000%, 4/20/53 (TBA)	182,171
100,000	Government National Mortgage Association, 5.000%, 4/15/53 (TBA)	100,125
100,000	Government National Mortgage Association, 5.500%, 4/15/53 (TBA)	101,131
200,000	Government National Mortgage Association, 6.000%, 4/15/53 (TBA)	203,727
3,502	Government National Mortgage Association I, 3.500%, 10/15/42	3,403
456	Government National Mortgage Association I, 4.000%, 12/15/41	438
61,827	Government National Mortgage Association I, 4.000%, 4/15/42	60,022
49,804	Government National Mortgage Association I, 4.000%, 8/15/43	48,202
3,635	Government National Mortgage Association I, 4.000%, 3/15/44	3,501
7,886	Government National Mortgage Association I, 4.000%, 9/15/44	7,593
7,496	Government National Mortgage Association I, 4.000%, 4/15/45	7,218
12,720	Government National Mortgage Association I, 4.000%, 6/15/45	12,318
1,744	Government National Mortgage Association I, 4.500%, 9/15/33	1,747
4,182	Government National Mortgage Association I, 4.500%, 4/15/35	4,176
9,446	Government National Mortgage Association I, 4.500%, 1/15/40	9,531
32,966	Government National Mortgage Association I, 4.500%, 3/15/40	33,175
6,592	Government National Mortgage Association I, 4.500%, 9/15/40	6,657
7,628	Government National Mortgage Association I, 4.500%, 7/15/41	7,683
2,012	Government National Mortgage Association I, 5.000%, 4/15/35	2,081
1,799	Government National Mortgage Association I, 5.500%, 1/15/34	1,854
2,419	Government National Mortgage Association I, 5.500%, 4/15/34	2,509
716	Government National Mortgage Association I, 5.500%, 7/15/34	741
3,585	Government National Mortgage Association I, 5.500%, 6/15/35	3,655
306	Government National Mortgage Association I, 6.000%, 2/15/33	321
491	Government National Mortgage Association I, 6.000%, 3/15/33	517
473	Government National Mortgage Association I, 6.000%, 3/15/33	482
603	Government National Mortgage Association I, 6.000%, 6/15/33	625
718	Government National Mortgage Association I, 6.000%, 7/15/33	739
620	Government National Mortgage Association I, 6.000%, 7/15/33	633
508	Government National Mortgage Association I, 6.000%, 9/15/33	517
48	Government National Mortgage Association I, 6.000%, 9/15/33	49
521	Government National Mortgage Association I, 6.000%, 10/15/33	532
196	Government National Mortgage Association I, 6.500%, 3/15/29	201
772	Government National Mortgage Association I, 6.500%, 1/15/30	794

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
133	Government National Mortgage Association I, 6.500%, 2/15/32	$ 138
119	Government National Mortgage Association I, 6.500%, 3/15/32	123
253	Government National Mortgage Association I, 6.500%, 11/15/32	262
4,055	Government National Mortgage Association II, 3.500%, 4/20/45	3,858
6,681	Government National Mortgage Association II, 3.500%, 4/20/45	6,357
8,022	Government National Mortgage Association II, 3.500%, 3/20/46	7,633
196,744	Government National Mortgage Association II, 3.500%, 9/20/52	184,413
12,681	Government National Mortgage Association II, 4.000%, 9/20/44	12,523
16,437	Government National Mortgage Association II, 4.000%, 10/20/46	16,074
14,751	Government National Mortgage Association II, 4.000%, 1/20/47	14,387
10,556	Government National Mortgage Association II, 4.000%, 2/20/48	10,214
14,109	Government National Mortgage Association II, 4.000%, 4/20/48	13,652
4,466	Government National Mortgage Association II, 4.500%, 9/20/41	4,522
11,476	Government National Mortgage Association II, 4.500%, 9/20/44	11,591
5,079	Government National Mortgage Association II, 4.500%, 10/20/44	5,134
10,511	Government National Mortgage Association II, 4.500%, 11/20/44	10,624
98,585	Government National Mortgage Association II, 4.500%, 9/20/52	97,125
1,360	Government National Mortgage Association II, 5.500%, 3/20/34	1,412
2,196	Government National Mortgage Association II, 6.000%, 11/20/33	2,304
1,095,000(f)	U.S. Treasury Bills, 4/4/23	1,094,860
2,000,000(f)	U.S. Treasury Bills, 5/16/23	1,989,140
1,350,000	U.S. Treasury Bonds, 2.250%, 2/15/52	1,006,699
1,138,000	U.S. Treasury Bonds, 3.000%, 2/15/48	992,638
535,479	U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	525,020
656,400	U.S. Treasury Notes, 3.875%, 12/31/27	663,297
	Total U.S. Government and Agency Obligations (Cost $15,546,053)	$15,425,408

Shares
	SHORT TERM INVESTMENTS — 3.9% of Net Assets
	Open-End Fund — 3.9%
1,276,288(k)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 1,276,288
		$1,276,288
	TOTAL SHORT TERM INVESTMENTS (Cost $1,276,288)	$1,276,288
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Options Purchased — 0.1%
300,000	Put EUR Call USD	Citibank NA	EUR 6,340	EUR 1.02	11/28/23	$ 1,935
800,000	Put USD Call JPY	Goldman Sachs	USD 30,406	USD 125.00	1/5/24	22,933
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 36,746)					$24,868

	TOTAL OPTIONS PURCHASED (Premiums paid $ 36,746)					$24,868

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 105.1% (Cost $38,121,505)					$34,637,453

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 2.6%
	Closed-End Fund — 2.6% of Net Assets
101,752(l)	Pioneer ILS Interval Fund	$—	$—	$36,919	$ 850,650
	Total Closed-End Fund (Cost $1,036,154)				$850,650

	Total Investments in Affiliated Issuer — 2.6% (Cost $1,036,154)				$850,650
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
300,000	Call EUR Put USD	Citibank NA	EUR 6,340	EUR 1.10	11/28/23	$ (7,840)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(6,340))					$(7,840)

	OTHER ASSETS AND LIABILITIES — (7.7)%					$(2,521,894)
	net assets — 100.0%					$32,958,369

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2023, the value of these securities amounted to $12,241,903, or 37.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2023.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2023.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2023.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is in default.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,944	$ 224
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	138,000	USD	151,179	Bank of America NA	4/25/23	$(1,309)
USD	141,675	KZT	67,500,000	Bank of America NA	4/27/23	(4,398)
USD	25,650	PEN	100,000	Bank of America NA	5/24/23	(829)
NOK	2,245,000	EUR	207,769	Bank of New York Mellon Corp.	4/4/23	(10,909)
USD	164,444	EUR	150,000	Bank of New York Mellon Corp.	4/25/23	1,542
AUD	597,000	USD	411,479	Citibank NA	5/25/23	(11,612)
BRL	850,000	USD	160,729	Citibank NA	4/27/23	6,215
PEN	740,000	USD	189,890	Citibank NA	5/24/23	6,055
USD	382,496	EUR	350,000	Citibank NA	4/25/23	2,390
USD	165,982	BRL	850,000	Citibank NA	4/27/23	(962)
USD	182,287	IDR	2,794,500,000	Citibank NA	6/28/23	(4,291)
ZAR	3,372,000	USD	184,822	Citibank NA	6/29/23	3,055
EUR	152,487	SEK	152,487	Goldman Sachs & Co.	5/3/23	(1,625)
INR	16,400,000	USD	200,362	Goldman Sachs & Co.	4/27/23	(1,074)
SEK	1,700,000	EUR	152,487	Goldman Sachs & Co.	5/3/23	42
AUD	235,000	NZD	253,310	HSBC Bank USA NA	6/29/23	1,352
EUR	255,897	PLN	255,897	HSBC Bank USA NA	5/24/23	(644)
EUR	150,000	USD	161,651	HSBC Bank USA NA	5/25/23	1,537
IDR	1,000,000,000	USD	65,218	HSBC Bank USA NA	6/28/23	1,548
NOK	2,405,000	USD	240,141	HSBC Bank USA NA	5/2/23	(10,090)
NZD	253,310	AUD	235,000	HSBC Bank USA NA	6/29/23	(2,119)
PLN	1,240,000	EUR	255,897	HSBC Bank USA NA	5/24/23	8,568
PLN	400,000	USD	88,979	HSBC Bank USA NA	5/25/23	3,370
USD	164,877	PEN	640,000	HSBC Bank USA NA	5/24/23	(4,589)
USD	183,043	ZAR	3,372,000	HSBC Bank USA NA	6/29/23	(4,834)
EUR	960,000	USD	1,047,313	JPMorgan Chase Bank NA	4/25/23	(4,737)
NOK	2,245,000	EUR	198,644	JPMorgan Chase Bank NA	6/30/23	(1,235)
USD	8,908	KZT	4,200,000	JPMorgan Chase Bank NA	4/27/23	(167)
USD	631,215	EUR	588,000	JPMorgan Chase Bank NA	5/25/23	(8,481)
EUR	120,000	USD	128,958	State Street Bank & Trust Co.	5/25/23	1,592
USD	74,560	CAD	100,000	State Street Bank & Trust Co.	5/2/23	533
USD	774,509	EUR	715,000	State Street Bank & Trust Co.	6/27/23	(4,789)
USD	310,599	MXN	5,805,000	State Street Bank & Trust Co.	6/29/23	(5,845)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(46,740)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
3	U.S. 2 Year Note (CBT)	6/30/23	$612,979	$619,359	$6,380
22	U.S. 5 Year Note (CBT)	6/30/23	2,367,734	2,409,172	41,438
13	U.S. Long Bond (CBT)	6/21/23	1,637,409	1,705,031	67,622
3	U.S. Ultra Bond (CBT)	6/21/23	424,434	423,375	(1,059)
			$5,042,556	$5,156,937	$114,381

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
6	Euro-Bund	6/8/23	$(850,382)	$(883,911)	$(33,529)
3	U.S. 10 Year Ultra Bond (CBT)	6/21/23	(350,779)	(363,422)	(12,643)
			$(1,201,161)	$(1,247,333)	$(46,172)
TOTAL FUTURES CONTRACTS			$3,841,395	$3,909,604	$68,209
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized (Depreciation)	Market Value
792,000	Markit CDX North America High Yield Index Series 37	Pay	5.00%	12/21/26	$(3,607)	$(21,050)	$(24,657)
1,127,493	Markit CDX North America High Yield Index Series 39	Pay	5.00%	12/20/27	103,927	(118,144)	(14,217)
1,552,507	Markit CDX North America High Yield Index Series 40	Pay	5.00%	6/20/28	(21,867)	(4,034)	(25,901)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$78,453	$(143,228)	$(64,775)
TOTAL SWAP CONTRACTS					$78,453	$(143,228)	$(64,775)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD	— Australia Dollar
BRL	— Brazil Real
CAD	— Canada Dollar
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Poland Zloty
SEK	— Sweden Krona
USD	— United States Dollar
ZAR	— South Africa Rand
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$389,467	$—	$389,467
Common Stocks
Household Durables	17	—	—	17
Passenger Airlines	—	—	16,970	16,970

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,043,727	$—	$1,043,727
Collateralized Mortgage Obligations	—	4,058,169	—	4,058,169
Commercial Mortgage-Backed Securities	—	1,938,235	—	1,938,235
Convertible Corporate Bonds	—	238,405	—	238,405
Corporate Bonds	—	8,940,871	—	8,940,871
Convertible Preferred Stock	344,641	—	—	344,641
Insurance-Linked Securities
Reinsurance Sidecars	—	—	224	224
Foreign Government Bonds	—	940,163	—	940,163
U.S. Government and Agency Obligations	—	15,425,408	—	15,425,408
Open-End Fund	1,276,288	—	—	1,276,288
Over The Counter (OTC) Currency Put Options Purchased	—	24,868	—	24,868
Affiliated Closed-End Fund	850,650	—	—	850,650
Total Investments in Securities	$2,471,596	$32,999,313	$17,194	$35,488,103
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(7,840)	$—	$(7,840)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(46,740)	—	(46,740)
Net unrealized appreciation on futures contracts	68,209	—	—	68,209
Swap contracts, at value	—	(64,775)	—	(64,775)
Total Other Financial Instruments	$68,209	$(119,355)	$—	$(51,146)
During the period ended March 31, 2023, there were no significant transfers in or out of Level 3.